UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21595

Cohen & Steers Worldwide Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 138.0%
AUSTRALIA 12.5%
DIVERSIFIED 3.6%
Dexus Property Group(a),(b)	2,559,557	$3,010,793
Mirvac Group(a),(b)	807,431	1,645,803
Stockland(a)	393,841	1,768,064
		6,424,660
OFFICE 1.0%
Commonwealth Property Office Fund(a),(b)	784,023	923,797
ING Office Fund(a)	719,653	836,893
		1,760,690
RETAIL 7.9%
Macquarie CountryWide Trust(a)	1,339,689	1,057,766
Westfield Group(a)	957,020	13,109,200
		14,166,966
TOTAL AUSTRALIA		22,352,316
BELGIUM 1.2%
DIVERSIFIED
Wereldhave Belgium(a)	31,004	2,199,720
CANADA 5.6%
DIVERSIFIED 1.8%
Brookfield Properties Corp.	86,788	1,374,722
Canadian REIT(b)	66,243	1,763,990
		3,138,712
OFFICE/INDUSTRIAL 1.1%
Realex Properties Corp. (Note 2)	1,326,500	872,492
Realex Properties Corp., 144A(c) (Note 2)	1,328,500	1,167,158
		2,039,650
RESIDENTIAL 1.0%
Boardwalk REIT	51,626	1,731,781

	Number
	of Shares	Value
RETAIL 1.7%
First Capital Realty	91,765	$1,821,935
Primaris Retail REIT(b)	83,384	1,279,456
		3,101,391
TOTAL CANADA		10,011,534
CHINA 0.2%
DIVERSIFIED
New World China Land Ltd.(a)	1,382,072	328,946
FRANCE 9.6%
DIVERSIFIED 8.7%
ICADE(a),(b)	29,717	2,407,524
Unibail-Rodamco(a),(b)	65,031	13,157,739
		15,565,263
OFFICE 0.2%
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)(a)	2,812	347,742
RETAIL 0.7%
Klepierre(a)	6,122	239,611
Mercialys Promesse(a)	23,290	990,326
		1,229,937
TOTAL FRANCE		17,142,942
HONG KONG 6.2%
DIVERSIFIED 3.2%
Great Eagle Holdings Ltd.(a)	1,070,214	2,380,078
Hang Lung Properties Ltd.(a)	82,000	193,031
Hysan Development Company Ltd.(a)	680,994	1,772,684
Kerry Properties Ltd.(a)	639	2,071
Sun Hung Kai Properties Ltd.(a)	132,000	1,360,230
		5,708,094
OFFICE 1.4%
Hongkong Land Holdings Ltd. (USD)(a)	812,900	2,435,292

	Number
	of Shares	Value
RETAIL 1.6%
Link REIT(a)	1,421,500	$2,954,968
TOTAL HONG KONG		11,098,354
JAPAN 17.9%
DIVERSIFIED 10.6%
Kenedix Realty Investment Corp.(a)	1,450	5,396,940
Mitsubishi Estate Co., Ltd.(a)	526,000	10,364,906
Mitsui Fudosan Co., Ltd.(a)	83,700	1,617,246
NTT Urban Development Corp.(a)	1,238	1,505,406
		18,884,498
OFFICE 4.3%
Japan Real Estate Investment Corp.(a),(b)	290	2,340,114
Nomura Real Estate Office Fund(a)	788	5,384,738
		7,724,852
RETAIL 3.0%
Japan Retail Fund Investment Corp.(a),(b)	1,314	5,402,432
TOTAL JAPAN		32,011,782
NETHERLANDS 3.0%
RETAIL
Corio NV(a)	47,534	3,377,187
Eurocommercial Properties NV(a)	28,027	1,220,257
VastNed Retail NV(a)	11,943	839,582
		5,437,026
NEW ZEALAND 1.5%
DIVERSIFIED 1.0%
Kiwi Income Property Trust(a),(b)	2,316,608	1,810,951
OFFICE 0.5%
AMP NZ Office Trust(a)	1,178,988	882,508
TOTAL NEW ZEALAND		2,693,459

	Number
	of Shares	Value
SINGAPORE 1.6%
DIVERSIFIED 1.0%
CapitaLand Ltd.(a)	457,000	$996,159
Suntec Real Estate Investment Trust(a),(b)	931,000	761,177
		1,757,336
OFFICE 0.6%
CapitaCommercial Trust(a)	1,198,000	1,113,938
TOTAL SINGAPORE		2,871,274
SWEDEN 0.9%
DIVERSIFIED
Castellum AB(a)	175,674	1,544,489
UNITED KINGDOM 12.7%
DIVERSIFIED 7.5%
British Land Co., PLC(a),(b)	266,511	3,594,878
Land Securities Group PLC(a),(b)	439,414	9,924,405
		13,519,283
INDUSTRIAL 1.5%
Brixton PLC(a),(b)	208,785	786,216
Segro PLC(a)	251,196	1,893,916
		2,680,132
OFFICE 1.7%
Derwent London PLC(a)	74,931	1,410,264
Great Portland Estates PLC(a),(b)	260,291	1,574,017
		2,984,281
RETAIL 1.8%
Hammerson PLC(a),(b)	130,000	2,291,885
Liberty International PLC(a),(b)	50,694	876,586
		3,168,471
SELF STORAGE 0.2%
Big Yellow Group PLC(a),(b)	64,762	380,344
TOTAL UNITED KINGDOM		22,732,511

	Number
	of Shares	Value
UNITED STATES 65.1%
DIVERSIFIED 5.6%
Vornado Realty Trust(b)	110,810	$10,078,170
HEALTH CARE 4.7%
Health Care REIT(b)	42,800	2,278,244
Omega Healthcare Investors(b)	181,199	3,562,372
Ventas(b)	53,268	2,632,505
		8,473,121
HOTEL 5.5%
Host Hotels & Resorts(b)	577,613	7,676,477
LaSalle Hotel Properties(b)	59,364	1,384,368
Sunstone Hotel Investors	57,976	782,676
		9,843,521
INDUSTRIAL 2.8%
EastGroup Properties(b)	102,382	4,969,622
OFFICE 11.5%
Boston Properties	46,656	4,369,801
Brandywine Realty Trust(b)	80,452	1,289,646
Douglas Emmett(b)	75,463	1,740,931
Liberty Property Trust(b)	183,378	6,904,182
Mack-Cali Realty Corp.(b)	147,621	4,999,923
SL Green Realty Corp.(b)	19,433	1,259,258
		20,563,741
OFFICE/INDUSTRIAL 0.6%
PS Business Parks(b)	17,425	1,003,680
RESIDENTIAL 10.8%
American Campus Communities(b)	69,923	2,368,991
Apartment Investment & Management Co.(b)	25,026	876,411
AvalonBay Communities(b)	25,738	2,533,134
BRE Properties(b)	37,346	1,829,954

	Number
	of Shares	Value
Education Realty Trust(b)	146,277	$1,620,749
Equity Residential(b),(d)	138,617	6,155,981
UDR(b)	147,525	3,857,779
		19,242,999
RETAIL 19.7%
Federal Realty Investment Trust(b)	39,551	3,385,565
General Growth Properties(b)	24,496	369,890
Inland Real Estate Corp.(b)	257,656	4,042,623
Macerich Co.(b),(e)	109,570	6,974,130
Regency Centers Corp.(b)	69,749	4,651,561
Simon Property Group(b)	114,324	11,089,428
Taubman Centers(b)	49,365	2,468,250
Weingarten Realty Investors(b)	61,545	2,195,310
		35,176,757
SELF STORAGE 2.7%
Extra Space Storage(b)	172,432	2,648,555
Public Storage(b)	21,467	2,125,448
		4,774,003
SPECIALTY 1.2%
DuPont Fabros Technology(b)	56,762	865,621
Plum Creek Timber Co.	26,557	1,324,132
		2,189,753
TOTAL UNITED STATES		116,315,367
TOTAL COMMON STOCK (Identified cost—$256,990,432)		246,739,720
PREFERRED SECURITIES—$25 PAR VALUE 24.2%
BERMUDA 1.0%
INSURANCE
PROPERTY CASUALTY 0.7%
Arch Capital Group Ltd., 8.00%	40,000	812,000
Arch Capital Group Ltd., 7.875%, Series B	25,300	466,785
		1,278,785

	Number
	of Shares	Value
REINSURANCE 0.3%
Aspen Insurance Holdings Ltd., 7.401%, Series A	40,000	$568,000
TOTAL BERMUDA		1,846,785
GERMANY 1.3%
BANK 0.6%
Deutsche Bank Contingent Capital Trust V, 8.05%	50,000	1,010,000
INSURANCE— MULTI-LINE 0.7%
Allianz SE, 8.375%	60,000	1,209,000
TOTAL GERMANY		2,219,000
SCOTLAND 0.8%
BANK
Barclays Bank PLC, 8.125%	80,000	1,368,000
SPAIN 0.6%
BANK
Santander Finance Preferred, 6.80%	65,522	1,113,874
SWITZERLAND 0.6%
FINANCE-INVESTMENT BANKER/BROKER
Credit Suisse Guernsey, 7.90%	51,975	1,060,290
UNITED STATES 19.9%
BANK 0.7%
Bank of America Corp., 8.20%	16,200	368,550
JPMorgan Chase Capital XXVI, 8.00%, due 5/15/48, Series Z	27,100	655,278
Wells Fargo Capital XIV, 8.625%, due 9/14/68	10,500	263,550
ELECTRIC—INTEGRATED 0.3%
Constellation Energy Group, 8.625%, due 6/15/63, Series A	24,875	559,687
FINANCE 0.3%
INVESTMENT BANKER/BROKER
Merrill Lynch & Co., 8.625%	30,000	569,700

	Number
	of Shares	Value
INSURANCE—LIFE/HEALTH INSURANCE 0.3%
PLC Capital Trust III, 7.50%, Series TOPR	32,650	$427,715
MEDIA—DIVERSIFIED SERVICES 0.7%
Comcast Corp., 6.625%, due 5/15/56	41,467	733,966
Viacom, 6.85%, due 12/5/55	25,000	447,500
		1,181,466
REAL ESTATE 16.9%
DIVERSIFIED 0.3%
Entertainment Properties Trust, 7.75%, Series B(b)	29,300	448,290
iStar Financial, 7.65%, Series G(b)	8,650	42,818
Vornado Realty Trust, 6.625%, Series G	6,050	99,825
		590,933
HEALTH CARE 1.5%
Health Care REIT, 7.875%, Series D(b)	121,000	2,600,290
HOTEL 2.6%
Ashford Hospitality Trust, 8.45%, Series D(b)	38,800	426,800
Host Hotels & Resorts, 8.875%, Series E(b)	124,700	2,169,780
LaSalle Hotel Properties, 7.50%, Series D(b)	34,500	500,250
LaSalle Hotel Properties, 8.00%, Series E(b)	45,000	776,250
Sunstone Hotel Investors, 8.00%, Series A(b)	49,450	724,937
W2007 Grace Acquisition I, 8.75%, Series B(b),(f)	22,400	67,200
		4,665,217
MORTGAGE 0.0%
Newcastle Investment Corp., 9.75%, Series B(b)	6,466	52,439
RESIDENTIAL 2.8%
Apartment Investment & Management Co., 9.375%, Series G(b)	45,100	969,650
Apartment Investment & Management Co., 8.00%, Series T(b)	65,000	1,153,750
Apartment Investment & Management Co., 7.75%, Series U(b)	100,000	1,740,000
Apartment Investment & Management Co., 8.00%, Series V(b)	68,300	1,154,270
		5,017,670

	Number
	of Shares	Value
RETAIL 4.2%
Kimco Realty Corp., 7.75%, Series G(b)	110,675	$2,258,877
Regency Centers Corp., 7.25%, Series D	50,000	913,000
Saul Centers, 8.00%, Series A(b)	30,000	675,000
Tanger Factory Outlet Centers, 7.50%, Series C(b)	45,000	900,000
Taubman Centers, 7.625%, Series H(b)	50,000	1,000,000
Weingarten Realty Investors, 6.50%, Series F(b)	100,000	1,800,000
		7,546,877
SELF STORAGE 2.4%
Public Storage, 6.625%, Series M	243,000	4,252,500
SPECIALTY 3.1%
Digital Realty Trust, 8.50%, Series A(b)	201,700	3,781,875
Digital Realty Trust, 7.875%, Series B(b)	92,000	1,766,400
		5,548,275
TOTAL REAL ESTATE		30,274,201
TELECOMMUNICATIONS SERVICES 0.7%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	77,850	1,283,746
TOTAL UNITED STATES		35,533,603
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$56,631,635)		43,191,842
PREFERRED SECURITIES—CAPITAL SECURITIES 8.9%
GERMANY 1.7%
DIVERSIFIED
IVG Immobilien AG, 8.00%, due 5/29/49(f)	4,000,000	3,040,849
SCOTLAND 0.6%
BANK
Royal Bank of Scotland Group PLC	1,500,000	1,119,171
UNITED STATES 6.6%
BANK 4.1%
Bank of America Corp., 8.125%, due 12/29/49	1,500,000	1,213,785
Citigroup, 8.40%, due 4/29/49	1,500,000	1,022,865
CoBank ACB, 11.00%, Series C, 144A(c)	25,000	1,259,363

	Number
	of Shares	Value
JPMorgan Chase, 7.90%, due 4/29/49	2,500,000	$2,110,327
PNC Preferred Funding Trust I, 8.70%, 144A(c)	2,000,000	1,786,192
		7,392,532
GAS UTILITIES 0.8%
Southern Union Co.	1,900,000	1,404,875
LIFE/HEALTH INSURANCE 1.1%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(c)	2,000,000	1,210,322
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(c)	1,000,000	803,855
		2,014,177
MULTI UTILITIES 0.6%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	1,000,000	1,000,525
TOTAL UNITED STATES		11,812,109
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$21,301,800)		15,972,129

	Principal
	Amount
CORPORATE BONDS 8.2%
FRANCE 0.7%
BANK
Natixis, 10.00%, due 4/29/49, 144A(c)	$2,000,000	1,290,000
UNITED STATES 7.5%
BANK 1.6%
PNC Financial Services Group, 8.25%, due 5/29/49	1,000,000	937,220
Wells Fargo Capital XIII, 7.70%, due 12/29/49	1,000,000	872,800
Wells Fargo Capital XV, 9.75%, due 12/26/49, (FRN)	1,000,000	970,933
		2,780,953
INSURANCE 1.2%
ACE Capital Trust II, 9.70%, due 4/1/30	1,500,000	1,395,608

	Principal
	Amount	Value
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(c)	$1,000,000	$721,207
		2,116,815
MEDIA— CABLE TELEVISION 3.0%
CSC Holdings, 8.50%, due 6/15/15, 144A(c)	1,000,000	933,750
Rogers Cable, 8.75%, due 5/1/32	4,000,000	4,518,304
		5,452,054
TELECOMMUNICATION SERVICES 1.7%
Citizens Communications Co., 9.00%, due 8/15/31	3,000,000	2,310,000
Embarq Corp., 7.995%, due 6/1/36	1,000,000	716,670
		3,026,670
TOTAL UNITED STATES		13,376,492
TOTAL CORPORATE BONDS (Identified cost—$17,062,181)		14,666,492

Number
of Shares
SHORT-TERM INVESTMENTS 7.3%
MONEY MARKET FUND 5.0%
Federated U.S. Treasury Cash Reserves Fund, 0.99%(g)	8,900,000	8,900,000

	Principal
	Amount
U.S. TREASURY OBLIGATION 2.3%
United States Treasury Bill, 0.01%, due 10/09/08	$4,100,000	4,099,461
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$12,999,461)		12,999,461

		Value
TOTAL INVESTMENTS (Identified cost—$364,985,509)	186.6%	$333,569,644

LIABILITIES IN EXCESS OF OTHER ASSETS	(48.6)%	(86,820,431)

LIQUIDATION VALUE OF PREFERRED SHARES	(38.0)%	(68,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES
(Equivalent to $11.36 per share based on 15,740,708 shares of common stock outstanding)	100.0%	$178,749,213

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
REIT	Real Estate Investment Trust
TOPR	Trust Originated Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 67.4% of net assets applicable to common shares of the fund.

(b)	A portion or all of the security is held in connection with the revolving credit agreement: $175,100,849 has been pledged as collateral.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 5.1% of net assets applicable to common shares.
(d)	40,000 shares segregated as collateral for the interest rate swap transactions.
(e)	89,969 shares segregated as collateral for the interest rate swap transactions.
(f)	Illiquid security. Aggregate holdings equal 1.7% of net assets applicable to common shares.
(g)	Rate quoted represents the seven day yield of the Fund.

Interest rate swaps outstanding at September 30, 2008 are as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(a) (reset monthly) Receivable	Termination Date	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Derivative Products AG	$15,000,000	4.800%	2.487%	December 12, 2009	$(290,550)
Merrill Lynch Derivative Products AG	$20,000,000	4.660%	3.207%	October 25, 2010	(518,713)
Merrill Lynch Derivative Products AG	$15,000,000	2.934%	3.207%	July 25, 2012	484,997
UBS AG	$8,000,000	5.349%	2.497%	May 17, 2010	(267,875)
UBS AG	$20,000,000	3.600%	2.497%	January 17, 2013	236,033
					$(356,108)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$333,569,644	$168,337,670	$163,941,974	$1,290,000
Other Financial Instruments*	$(356,108)	$—	$(356,108)	$—
Total	$333,213,536	$168,337,670	$163,585,866	$1,290,000

* Other financial instruments include interest rate swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2007	$306,450
Realized gain (loss)	(209,975)
Change in unrealized appreciation (depreciation)	(409,225)
Net purchases (sales)	1,602,750
Balance as of September 30, 2008	$1,290,000

Note 2 Investments in Affiliates:

An affiliate company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions and period end holdings with such companies during the nine months ended September 30, 2008 were as follows:

	Shares Held at Beginning of	Gross	Gross	Shares Held at	Value at	Dividend	Realized
Issuer	Period	Additions	Reductions	End of Period	End of Period	Income	Gain/Loss
Realex Properties Corp.	1,326,500	—	—	1,326,500	$872,492	$33,782	$—
Realex Properties Corp., 144A	1,328,500	—	—	1,328,500	1,167,158	39,804	—
					$2,039,650	$73,586	$—

Note 3. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$15,757,213
Gross unrealized depreciation	(47,173,078)
Net unrealized depreciation	$(31,415,865)

Cost for federal income tax purposes	$364,985,509

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 26, 2008